CONCESSION ARRANGEMENTS RIGHTS (Details) - Service concession arrangement [member] - COP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at fair value	$ 2,488,414		$ 2,282,611
Financial assets at amortised cost	2,630,269		786,018
Intangible assets	5,514,481	$ 3,734,116	3,114,167	$ 2,805,314	$ 2,390,702
Total assets in concession contracts	10,633,164		6,182,796
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about service concession arrangements [line items]
Intangible assets	(1,251,292)		$ (927,517)	$ (644,415)	$ (382,608)
Accumulated impairment
Disclosure of detailed information about service concession arrangements [line items]
Financial assets at amortised cost	$ 966